2. Going Concern	7 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Since our inception on May 24, 2014, we have generated immaterial revenues resulting in the incurrence of a net loss for the period ended December 31, 2014. This has further led to negative working capital, all which results in substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Our management, Board, and Advisory Board has focused its efforts and our limited resources on raising additional capital through debt or equity offerings at terms not detrimental to our planned future operations. As of the date of this report we do not have any firm funding commitments.

Since our inception on May 24, 2014, we have generated immaterial revenues resulting in the incurrence of net losses through September 30, 2015. This has further led to negative working capital, all which results in substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Our management, Board, and Advisory Board has focused its efforts and our limited resources on raising additional capital through debt or equity offerings at terms not detrimental to our planned future operations. As of the date of this report we do not have any firm funding commitments.